Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Global Partner Acquisition Corp II [Member]
Current assets
Cash	$ 2,000	$ 22,000	$ 101,000
Prepaid expenses and other current assets	120,000	14,000	8,000
Total current assets	122,000	36,000	109,000
Cash held in Trust Account	20,209,000	43,704,000
Investment in equity securities			304,675,000
Total assets	20,331,000	43,740,000	304,784,000
Current liabilities
Accounts payable	2,000	64,000	75,000
Accrued liabilities and other current liabilities	6,105,000	4,327,000	3,016,000
Total current liabilities	10,049,000	7,872,000	3,876,000
Other liabilities –
Warrant liability	978,000	337,000	467,000
Early exercised shares option liability	10,500,000	10,500,000	10,500,000
Total liabilities	21,527,000	18,709,000	14,843,000
Commitments and contingencies (Note 2)
Class A ordinary shares subject to possible redemption; 1,794,585 and 3,931,719 shares, respectively (at approximately $11.26 and $11.12 per share at March 31, 2024 and December 31, 2023, respectively)	20,209,000	43,704,000	304,675,000
Stockholders’ equity (deficit)
Preference shares, $0.0001 par value; 5,000,000 shares authorized, none issued or outstanding at March 31, 2024 and December 31, 2023
Additional paid-in capital
Accumulated deficit	(21,406,000)	(18,674,000)	(14,735,000)
Total stockholders’ deficit	(21,405,000)	(18,673,000)	(14,734,000)
Total liabilities and stockholders’ deficit	20,331,000	43,740,000	304,784,000
Global Partner Acquisition Corp II [Member] | Common Class A [Member]
Stockholders’ equity (deficit)
Common stock, $0.00001 par value, 15,000,000 shares authorized, 9,017,300 shares issued and outstanding as at March 31, 2024 and December 31, 2023
Global Partner Acquisition Corp II [Member] | Common Class B [Member]
Stockholders’ equity (deficit)
Common stock, $0.00001 par value, 15,000,000 shares authorized, 9,017,300 shares issued and outstanding as at March 31, 2024 and December 31, 2023	1,000	1,000	1,000
Global Partner Acquisition Corp II [Member] | Related Party [Member]
Current liabilities
Promissory Note – related party	755,000	755,000	785,000
Extension promissory notes – related party	3,187,000	2,726,000
Stardust Power Inc [Member]
Current assets
Cash	388,398	1,271,824
Prepaid expenses and other current assets	281,669	426,497
Deferred transaction costs	1,816,261	1,005,109
Total current assets	2,486,328	2,703,430
Computer and equipment, net	4,915	1,968
Pre-acquisition capital project cost	788,967	100,000
Investment in equity securities	163,898	218,556
Total assets	3,444,108	3,023,954
Current liabilities
Accounts payable	2,357,471	1,256,792
Current portion of early exercised shares option liability	3,443	2,990
Short-term loan	49,143	72,967
Accrued liabilities and other current liabilities	583,120	208,107
Total current liabilities	2,993,177	1,540,856
Other liabilities –
Early exercised shares option liability	5,107	5,660
SAFE notes	5,520,100	5,212,200
Total liabilities	8,518,384	6,758,716
Commitments and contingencies (Note 2)
Stockholders’ equity (deficit)
Common stock, $0.00001 par value, 15,000,000 shares authorized, 9,017,300 shares issued and outstanding as at March 31, 2024 and December 31, 2023	87	87
Additional paid-in capital	118,435	58,736
Accumulated deficit	(5,192,798)	(3,793,585)
Total stockholders’ deficit	(5,074,276)	(3,734,762)
Total liabilities and stockholders’ deficit	$ 3,444,108	$ 3,023,954